UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number  811-22593

The Cushing Energy Income Fund
 (Exact name of registrant as specified in charter)

8117 Preston Road Suite 440
Dallas, TX 75225
 (Address of principal executive offices) (Zip code)

Jerry V. Swank
8117 Preston Road Suite 440
Dallas, TX 75225
 (Name and address of agent for service)

214-692-6334
Registrant’s telephone number, including area code

Date of fiscal year end: November 30

Date of reporting period:  August 31, 2018

Item 1. Schedule of Investments.

The Cushing Energy Income Fund
SCHEDULE OF INVESTMENTS (Unaudited)

	August 31, 2018

		Fair
Common Stock - 69.5%	Shares	Value
Exploration & Production - 59.0%
Canada - 8.0%
Suncor Energy, Inc.(1)	34,397	$1,416,468
Vermilion Energy, Inc.	24,500	776,650
France - 2.4%
Total S.A.(1)	10,300	646,222
Netherlands - 4.8%
Royal Dutch Shell Plc(1)	19,981	1,303,361
United Kingdom - 4.8%
BP Plc(1)	30,307	1,299,564
United States - 39.0%
Anadarko Petroleum Corporation	6,750	434,700
Antero Resources Corporation(1)(2)	17,000	314,670
Cabot Oil & Gas Corporation	61,608	1,468,119
Chevron Corporation(1)	11,110	1,316,091
EOG Resources, Inc.(1)	12,280	1,451,864
EQT Corporation(1)	11,100	566,322
Extraction Oil & Gas, Inc.(2)	47,321	546,557
Noble Energy, Inc.	28,578	849,338
Occidental Petroleum Corporation	10,901	870,663
Parsley Energy, Inc.(2)	48,302	1,341,346
Pioneer Natural Resource Company(1)	6,558	1,145,683
Whiting Petroleum Corporation(2)	6,790	345,679
		16,093,297
General Partners - 10.5%
United States - 10.5%
ONEOK, Inc.(1)	20,400	1,344,564
Targa Resources Corporation(1)	27,926	1,537,885
		2,882,449
Total Common Stocks (Cost $16,425,329)		$18,975,746

MLP Investments and Related Companies - 23.2%
Large Cap Diversified - 4.7%
United States - 4.7%
Energy Transfer Partners, L.P.(1)	56,832	$1,281,562

Natural Gas Gatherers & Processors - 6.5%
United States - 6.5%
DCP Midstream Partners, L.P.(1)	27,821	1,146,503
EnLink Midstream Partners, L.P.(1)	35,000	623,000
		1,769,503
Shipping - 5.9%
Republic of the Marshall Islands - 5.9%
GasLog Partners, L.P.	44,653	1,085,068
Golar LNG Partners, L.P.	38,624	522,196
		1,607,264

Upstream - 6.1%
United States - 6.1%
Mid-Con Energy Partners, L.P.(3)	116,279	176,744
Viper Energy Partners, L.P.	38,785	1,509,125
		1,685,869
Total MLP Investments and Related Companies (Cost $5,267,334)		$6,344,198

Preferred Stock - 1.6%
Large Cap Diversified - 1.6%
United States - 1.6%
Kinder Morgan, Inc.	13,000	$434,330
Total Preferred Stock (Cost $609,722)		$434,330

Fixed Income - 11.0%
Exploration & Production - 11.0%
United States - 11.0%
Bill Barrett Corporation, 7.000%, due 10/15/2022	500,000	$502,500
Continental Resources, Inc., 3.800%, due 06/01/2024	500,000	493,039
Murphy Oil Corporation, 5.875%, due 12/01/2042	600,000	541,977
QEP Resources, Inc., 5.625%, due 03/01/2026	1,000,000	960,000
Range Resources Corporation, 5.000%, due 03/15/2023	500,000	491,650
Total Fixed Income (Cost $2,901,777)		$2,989,166

Short-Term Investments - Investment Companies - 3.3%
United States - 3.3%
Fidelity Government Portfolio Fund - Institutional Class, 1.82%(4)	221,937	$221,937
First American Prime Obligations Fund - Class Z, 1.80%(4)	221,937	221,937
Invesco Short-Term Government & Agency Portfolio - Institutional Class, 1.85%(4)	221,938	221,938
Morgan Stanley Institutional Liquidity Funds - Government Portfolio - Institutional Class, 1.84%(4)	221,937	221,937
Total Short-Term Investments - Investment Companies (Cost $887,749)		$887,749

Total Investments - 108.6% (Cost $26,091,911)		$29,631,189
Liabilities in Excess of Other Assets - (8.6%)		(2,336,161)
Net Assets Applicable to Common Stockholders - 100.0%		$27,295,028

(1)	All or a portion of these securities are held as collateral pursuant to the loan agreement.
(2)	No distribution or dividend was made during the period ended August 31, 2018. As such, it is classified as a non-income producing security as of August 31, 2018.
(3)
Restricted security.  Fair valued by the Adviser using the Fund’s valuation prodecures and subsequently ratified by the Board of Trustees.  The position was acquired on August 11, 2016 at $250,000 and the fair value accounted for 0.65% of the Fund’s net assets at August 31, 2018.

(4)	Rate reported is the current yield as of August 31, 2018.

Fair Value Measurements
Various inputs that are used in determining the fair value of the Fund’s investments are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical securities
•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

These inputs are summarized in the three broad levels listed below.
		Fair Value Measurements at Reporting Date Using
		Quoted Prices in		Significant
		Active Markets for	Significant Other	Unobservable
	Fair Value at	Identical Assets	Observable Inputs	Inputs
Description	August 31, 2018	(Level 1)	(Level 2)	(Level 3)
Assets Equity Securities
Common Stock (a)	$18,975,746	$18,975,746	$-	$-
Master Limited Partnerships and Related Companies (a)	6,344,198	6,167,454	176,744	-
Preferred Stock (a)	434,300	434,330	-
Total Equity Securities	25,754,274	25,577,530	176,744	-
Notes Senior Notes(a)	2,989,166	-	2,989,166	-
Total Notes	2,989,166	-	2,989,166	-
Other Short Term Investments (a)	887,749	887,749	-	-
Total Other	887,749	887,749	-	-
Total Assets	$29,631,189	$26,465,279	$3,165,910	$-

(a)	All other industry classifications are identified in the Schedule of Investments. The Fund did not hold Level 3 investments at any time during the period ended August 31, 2018.

Transfers into and out of each level are measured at fair value at the end of the period. There were no transfers between any levels during the period ended August 31, 2018.

Item 2. Controls and Procedures.
(a)
The Fund’s President and Treasurer have concluded that the Fund’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Fund’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Fund’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 3. Exhibits.
Separate certifications for each principal executive officer and principal financial officer of the Fund as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Fund has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)       The Cushing Energy Income Fund

By (Signature and Title)        /s/ Jerry V. Swank
Jerry V. Swank, President & Chief Executive Officer

Date        10/25/2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Fund and in the capacities and on the dates indicated.

By (Signature and Title)      /s/ Jerry V. Swank
  Jerry V. Swank, President & Chief Executive Officer

Date        10/25/2018

By (Signature and Title)       /s/ John H. Alban
   John H. Alban, Treasurer & Chief Financial Officer

Date        10/25/2018